Vessels	12 Months Ended
Dec. 31, 2019
Vessels [Abstract]
Vessels

4. Vessels

Vessel Disposals

In November 2018, the Company entered into two Memoranda of Agreement with two unrelated third party companies to sell the vessel Triton, for a total consideration of $7,350 and the vessel Alcyon, for a total consideration of $7,450. Both vessels were delivered to their new owners in December 2018. The aggregate loss from the vessels’ sale, including unamortized deferred drydocking costs, amounted to $1,448 and is reflected in “Loss from sale of vessels” in the related accompanying consolidated statement of operations.

On February 14 and February 15, 2019, the Company through two separate wholly-owned subsidiaries entered into two Memoranda of Agreement to sell the vessels Danae and Dione to two affiliated parties, for a purchase price of $7,200 each. The transaction was approved by disinterested directors of the Company and the agreed upon sale price was based, among other factors, on independent third-party broker valuations obtained by the Company. Both vessels were delivered to their new owners in April 2019.

On April 12, 2019, the Company through a separate wholly-owned subsidiary entered into a Memorandum of Agreement to sell to an unaffiliated third party the vessel Erato, for a sale price of $7,000 before commissions. The vessel was delivered to her new owners in June 2019.

On June 13, 2019, the Company through a separate wholly-owned subsidiary entered into a Memorandum of Agreement to sell to an unaffiliated third party the vessel Thetis, for a sale price of $6,400 before commissions. The vessel was delivered to her new owners in July 2019.

On July 25, 2019, the Company through a separate wholly-owned subsidiary entered into a Memorandum of Agreement to sell to an unaffiliated third party, the vessel Nirefs, for a sale price of $6,710 before commissions. The vessel was delivered to her new owners in September 2019.

On November 7, 2019, the Company through a separate wholly-owned subsidiary entered into a Memorandum of Agreement to sell to an unaffiliated third party the vessel Clio, for a sale price of $7,400 before commissions. The vessel was delivered to her new owners in November 2019.

On December 24, 2019, the Company through a separate wholly-owned subsidiary entered into a Memorandum of Agreement to sell to an unaffiliated third party the vessel Calipso, for a sale price of $7,275 before commissions. On December 31, 2019, the vessel was measured at the lower of her carrying amount or fair value less costs to sell and was classified in current assets as Vessel held for sale, according to the provisions of ASC 360, as all criteria required for this classification were then met. The vessel was expected to be delivered to the new owners in January 2020, but in February 2020 the sale was cancelled (Note 13). This cancellation does not affect the classification of the vessel as held for sale on December 31, 2019, according to the provisions of ASC 360.

The sale of Danae, Dione, Thetis and Calipso resulted to an aggregate impairment of $10,567, including the write off of the unamortized drydocking costs of $1,102, as the vessels were measured at the lower of their carrying value and fair value (sale price) less costs to sell (Note 12), resulting from their classification as held for sale and is included in “Impairment loss” in the accompanying 2019 statement of operations. Additionally, the Company recorded an aggregate loss from the sale of vessels amounting to $6,171, separately presented in the accompanying 2019 statement of operations.

Impairment Loss

On July 25, 2017, the Melite run aground at Pulau Laut, Indonesia. Following this incident, on September 21, 2017, the owners served a notice of frustration of the voyage to the time-charterers and a notice of abandonment to the H&M and IV insurers as it was considered that the extent of damages and the estimated cost of repairs were such that the vessel constituted a constructive total loss. As of September 30, 2017, the vessel’s net book value was reduced to its scrap value of $2,515 resulting in an impairment of $19,807 which is included in “Impairment loss”, in the 2017 accompanying consolidated statement of operations. The vessel, which was insured for a value of $14,000 to H&M insurers, was sold to an unrelated third party at the recorded price in October 2017, and in November 2017, the Company received the balance of the insured value of the vessel amounting to $11,528, which is included in “Insurance recoveries, net of other loss” in the accompanying statement of operations.

As at December 31, 2017, the Company’s estimated undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of certain vessels over their remaining useful lives and their eventual disposition was less than their carrying amount plus any unamortized dry-docking costs. This exercise resulted to recording impairment loss on certain vessels’ carrying value of an aggregate amount of $422,466, which is included in “Impairment loss” in the 2017 accompanying consolidated statement of operations of which $3,362 was written down from unamortized deferred drydocking costs. The fair value of the vessels was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels with similar characteristics, such as type, size and age (Note 12).

Similarly, as at December 31, 2019, the Company’s estimated undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of three vessels over their remaining useful lives and their eventual disposition was less than their carrying amount. This resulted to impairment loss, net loss and net loss attributed to common stock holders of $3,419, or $0.04 per share, consisting of $2,386 of vessels’ net book value and $1,033 of deferred drydocking costs, both included in “Impairment loss” in the accompanying 2019 statement of operations. The fair value of two vessels was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations and for the one vessel which was subsequently sold (Note 13), the fair value was determined through Level 1 inputs of the fair value hierarchy (Note 12).

The amounts reflected in Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2017	$1,267,231	$(213,653)	$1,053,578

- Additions for improvements	2,573	-	2,573
- Vessel disposal	(41,213)	25,630	(15,583)
- Depreciation for the year	-	(49,165)	(49,165)
Balance, December 31, 2018	$1,228,591	$(237,188)	$991,403

- Additions for improvements	2,804	-	2,804
- Impairment	(55,396)	43,545	(11,851)
- Vessel held for sale	(7,130)	-	(7,130)
- Vessel disposals	(72,335)	24,965	(47,370)
- Depreciation for the year	-	(45,559)	(45,559)
Balance, December 31, 2019	$1,096,534	$(214,237)	$882,297